Treasury Stock - Share Withholding for Taxes (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Treasury Stock.
Shares acquired for withholding for taxes on employee awards	7,681	12,518	20,875
Value of shares acquired for withholding for taxes on employee awards		$ 1.1	$ 1.6